ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	$ 10,822	$ 10,299
Trade Payables
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	5,037	5,434
Payables in MLJV and MWJV
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	4,843	4,036
Other Payables
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	$ 942	$ 829